Subsequent Events (Details Narrative) - Subsequent Event [Member] - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2020	Dec. 31, 2019
Mogo Shareholders [Member]
Statement Line Items [Line Items]
Term of warranty		5 years
Common shares acquire		350,000
Exercise price of warrant		$ 3.537
Liquid Loan Portfolio [Member] | Mogo Shareholders [Member]
Statement Line Items [Line Items]
Gross consideration	$ 31,900
Performance-based payment description	Mogo is also eligible for an additional performance-based payment of up to $1,500 payable upon achieving certain agreed-upon annual origination amounts under the 3-year lending partnership with goeasy.
Principal outstanding balance	$ 28,700
Description for prepayment penalty	Mogo paid a prepayment penalty of $2,500 of which $1,500 is payable in cash and of which $1,000 was settled in shares through the issuance of 306,842 common shares, priced at $3.259 per share.
Prepayment penalty	$ 2,500
Issuance of common shares	306,842
Price per shares	$ 3.259
Postmedia Agreement [Member] | Effective January 1, 2020 [Member]
Statement Line Items [Line Items]
Postmedia agreement description		Mogo amended and extended the Postmedia Agreement for an additional two years expiring on December 31, 2022. Under the amended and extended Postmedia Agreement, Postmedia will receive a quarterly revenue share payment of $263, reduced from $527 in Q4 2019. Further, subject to receipt of shareholder approval, the expiry date of 50% of the warrants previously issued to Postmedia will be extended to seven years such that the new expiry date will be January 25, 2023.